Schedule H, Line 4a - Schedule of Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4a - Schedule of Delinquent Participant Contributions
Schedule H, Line 4a - Schedule of Delinquent Participant Contributions
EIN: 62-0803242/Plan Number: 002
For the Year Ended December 31, 2025

Participant Contributions Transferred Late to Plan	Total that Constitute Nonexempt Prohibited Transactions			Total Fully Corrected Under Voluntary Fiduciary
Check Here if Late Participant Loan Repayments Are Included:	Contributions Not Corrected	Contributions Corrected Outside VFCP	Contributions Pending Correction in VFCP	Correction Program (VFCP) and Prohibited Transaction Exemption 2002-51
$123

Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Plan Number: 002
EIN: 62-0803242
December 31, 2025

(a)	(b)	(c)	(d)	(e)
	Identity of issue, borrower, lessor, or similar party	Description of investment, including maturity date, rate of interest, collateral, and par or maturity value	Cost	Current value
	Schwab Personal Choice Retirement Account	Self-Directed Brokerage Account	(1)	$128,748,181
	Invesco Stable Value Trust Class B1	Common/collective stable value fund	(1)	66,498,178
	BlackRock LifePath Index 2025 L	Common/collective trust fund	(1)	—
	BlackRock LifePath Index 2030 O	Common/collective trust fund	(1)	58,594,835
	BlackRock LifePath Index 2035 O	Common/collective trust fund	(1)	68,681,729
	BlackRock LifePath Index 2040 O	Common/collective trust fund	(1)	51,733,736
	BlackRock LifePath Index 2045 O	Common/collective trust fund	(1)	57,194,219
	BlackRock LifePath Index 2050 O	Common/collective trust fund	(1)	35,733,282
	BlackRock LifePath Index 2055 O	Common/collective trust fund	(1)	23,796,487
	BlackRock LifePath Index 2060 O	Common/collective trust fund	(1)	16,675,108
	BlackRock LifePath Index 2065 O	Common/collective trust fund	(1)	6,099,870
	BlackRock LifePath Index Retirement O	Common/collective trust fund	(1)	70,083,993
	BlackRock US Debt Index Fund F	Common/collective trust fund	(1)	30,798,613
	BlackRock MSCI ACWI ex-US Index F	Common/collective trust fund	(1)	38,262,602
	BlackRock Russell 2500 Index Fund	Common/collective trust fund	(1)	38,988,046
	BlackRock Equity Index Fund	Common/collective trust fund	(1)	236,360,786
	BlackRock Total Return Bond Fund L	Common/collective trust fund	(1)	18,839,058
**	Westwood SMID Cap Value Trust C	Common/collective trust fund	(1)	25,736,692
**	William Blair Small-Mid Cap Growth CIT	Common/collective trust fund	(1)	25,736,692
***	Loomis Sayles Large Cap Growth Trust D	Common/collective trust fund	(1)	44,244,263
		Total common/collective trust funds		865,973,531
*****	Dodge & Cox International	Mutual fund	(1)	9,914,971
***	T. Rowe Price Instl Large Cap Equity	Mutual fund	(1)	44,244,263
****	PIMCO Diversified income fund	Mutual fund	(1)	4,709,765

		Total mutual funds		58,868,999
*	First Horizon Corporation	First Horizon Corporation common stock fund, 5,683,172.72 units	(1)	126,102,690
*	Participant Loans	Loan fund, interest rates ranging from 3.25% to 8.5%, collateralized by participants' right, title, and interest in and to the Plan, maturity dates range from 2025-2035.	(1)	18,737,912
				$1,264,929,491

*	Indicates party-in-interest to the Plan.
**	Presented in the aggregate to participants as the US SMID CAP Growth Fund.
***	Presented in the aggregate to participants as the US Large Cap Equity Fund.
****	Presented in the aggregate to participants as the Fixed Income Option Fund.
*****	Presented in the aggregate to participants as the Non-US Equity Fund.
(1)	Cost information is omitted for Plan assets which are participant-directed.
See accompanying report of independent registered public accounting firm.